Profit (Loss) for the Year - Summary of Profits (Losses) for the year (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Profit Or Loss [Abstract]
Profit (loss) for the year	€ 1,287	€ 1,966	€ 661
Owners of the Parent
Profit (loss) from continuing operations	1,121	1,811	(159)
Profit (loss) from Discontinued operations/Non-current assets held for sale		(3)	89
Profit (loss) for the year attributable to owners of the Parent	1,121	1,808	(70)
Non-controllinginterests
Profit (loss) from continuing operations	166	108	209
Profit (loss) from Discontinued operations/Non-current assets held for sale		50	522
Profit (loss) for the year attributable to Non-Controlling interests	€ 166	€ 158	€ 731